COMMITMENTS (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense, Net	30.5	25.7	8.4
Operating Leases, Future Minimum Payments Due	47.8
Prei [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense, Net	23.2	17.9
Operating Leases, Future Minimum Payments Due	30.8
Lease Expiration Date	Jan. 31, 2016